Share capital and additional paid in capital (Details) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Mar. 31, 2025 shares	Mar. 31, 2024 CNY (¥) shares	Nov. 30, 2025 shares	Sep. 30, 2025 shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2025 USD ($)	Oct. 30, 2025 $ / shares	Jun. 30, 2025 shares	Apr. 30, 2025 shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Share capital and additional paid in capital (Details) [Line Items]
Equity (in Yuan Renminbi)					¥ (892,674,000)	¥ (754,134,000)	$ (127,651)				¥ (43,605,000)	¥ 438,874,000
Shares issued par value (in Dollars per share) | $ / shares								$ 0.01
Authorized share per share (in Dollars per share) | $ / shares								$ 0.000001
Class A ordinary shares [Member]
Share capital and additional paid in capital (Details) [Line Items]
Share issued						27,888,690
Shares issued during period		47,619,050
Class of warrants or rights number of securities covered by warrants or rights		47,619,050
Proceeds from the issuance of shares and warrants (in Yuan Renminbi) | ¥		¥ 34,100,000
Company issued an aggregate	3,000,000		27,776,000,000		9,992,998
Shares issued									68,181,600	700,000
Class of ordinary shares			12,800,000,000
Cash consideration received					14,976,000,000
Class A ordinary shares [Member] | Private Placement To Institutional Investors [Member]
Share capital and additional paid in capital (Details) [Line Items]
Warrants exercisable period following date of issuance		6 months
Warrants expiry period		5 years
Class A ordinary shares [Member] | Registered Direct Offering To Financial Advisor [Member]
Share capital and additional paid in capital (Details) [Line Items]
Class of warrants or rights number of securities covered by warrants or rights		2,380,950
Class D Ordinary Shares [Member]
Share capital and additional paid in capital (Details) [Line Items]
Company issued an aggregate				16,000,000
Issued capital [member]
Share capital and additional paid in capital (Details) [Line Items]
Equity (in Yuan Renminbi)					¥ 239,000	¥ 186,678,000	$ 34				¥ 165,183,000	¥ 146,730,000
Issued capital [member] | Ordinary shares [member] | Top of range [member]
Share capital and additional paid in capital (Details) [Line Items]
Equity (in Yuan Renminbi) | ¥					¥ 1,000